EMPLOYEE BENEFIT PLANS - Economic actuarial assumptions and biometric data (Details) - Pension defined benefit plans	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EMPLOYEE BENEFIT PLANS
Retirement Age	65 years	65 years
Family composition	4	4
Percentage of retirees who are married	90.00%	90.00%
Percentage of Permanency in the Plan	100.00%	100.00%
Discount rate
EMPLOYEE BENEFIT PLANS
Nominal discount rate – medical assistance and life insurance	11.16%	9.14%
Medical cost growth rate
EMPLOYEE BENEFIT PLANS
Medical cost growth rate	6.86%	6.86%
Nominal inflation
EMPLOYEE BENEFIT PLANS
Nominal inflation	3.50%	3.50%
Ages: 0 to 24 years
EMPLOYEE BENEFIT PLANS
Percentage of Aging Factor	1.50%	1.50%
Ages: 25 to 54 years
EMPLOYEE BENEFIT PLANS
Percentage of Aging Factor	2.50%	2.50%
Ages: 55 to 79 years
EMPLOYEE BENEFIT PLANS
Percentage of Aging Factor	4.50%	4.50%
Ages: Above 80 years
EMPLOYEE BENEFIT PLANS
Percentage of Aging Factor	2.50%	2.50%
Actuarial assumption of mortality rates [member]
EMPLOYEE BENEFIT PLANS
Biometric table of general mortality	AT-2000	AT-2000
Biometric table of mortality for disabled persons	IAPB 57	IAPB 57
Percentage of Turnover	1.00%	1.00%